Discontinued Operations and Deconsolidation - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 0	$ 149
Customer custodial funds	0	811
Customer digital currency assets	0	23
Due from affiliates	0	51
Other current assets	0	55
Total Current assets	0	1,089
Non-Current Assets
Intangible asset, net	0	15
Total Non-Current assets	0	15
Total Assets	0	1,104
Current Liabilities
Accounts payable	0	504
Customer custodial cash liabilities	0	973
Customer digital currency liabilities	0	11
Due to affiliates	0	480
Loans payable - related parties, current	0	683
Interest payable - related parties, current	0	204
Accrued expenses and other current liabilities	0	308
Total current liabilities	0	3,163
Non-Current liabilities
Loan payable - related parties, net of current portion	0	17
Total Non-Current liabilities	0	17
Total Liabilities	$ 0	$ 3,180